Organization, Plan of Business Operation (Details Textual) (USD $) In Thousands, unless otherwise specified	1 Months Ended
	Mar. 22, 2012	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements And Going Concern [Line Items]
Proceeds from Issuance or Sale of Equity, Total	$ 43,163
Equity Proceeds Held In Trust Account	$ 42,740	$ 42,700